SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-22367

Salient Private Access Institutional Fund, L.P.

Name of Registrant

4265 San Felipe, 8th Floor, Houston, Texas 77027

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities of Salient Private Access Institutional Fund, L.P. (the “Fund”) to be Redeemed:
Units of limited partnership interests (“Units”).
(2)	Date on Which the Securities are to be Redeemed:
The Units will be redeemed as of September 30, 2020.
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
The Units are to be redeemed pursuant to Section 4.5(d) of the Fund’s limited partnership agreement.

(4)        The principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will repurchase all outstanding Units that reside in an account containing an amount of Units valued at less than $10,000 (based on net asset value per Unit as of September 30, 2020, after giving effect to the tender offer occurring as of that same date). An account size of $10,000 is less than the minimum account size designated in the Fund’s private placement memorandum. Based on net asset value per Unit as of July 31, 2020, the Fund intends to repurchase approximately 0.09% of its outstanding Units, having an aggregate estimated net asset value of $5,486, representing all of the outstanding Units residing in such accounts.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf on this 31st day of August 2020.

Salient Private Access Institutional Fund, L.P.

By:	/s/ William K. Enszer
Name: William K. Enszer Title: Principal Executive Officer